Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks	$ 2,464,648		$ 2,764,884
Transactions in the course of collection	415,505		772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	2,035,540		2,960,706
Debt financial instruments	3,363,624		3,433,745
Others	409,328		257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	3,786,525		3,967,392
Equity Instruments	11,912		6,545
Derivative contracts financial for hedging purposes	49,065		27,077
Rights by resale agreements and securities lending	71,822		54,061
Debt financial instruments	1,431,083		902,355
Loans and advances to Banks	2,518,590		2,173,151
Total financial assets	55,718,041		55,108,854
Transactions in the course of payment	356,871		681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	2,196,116		3,101,469
Others	2,305		6,271
Derivative contracts financial for hedging purposes	160,602		223,016
Obligations by repurchase agreements and securities lending	157,173		216,264
Borrowings from financial institutions	5,360,715		5,397,676
Debt financial instruments issued
Letters of credit	1,444		2,377
Bonds	9,358,621		9,265,570
Debt financial instruments issued for regulatory capital purposes	1,039,814		1,010,905
Total financial liabilities	44,426,247		43,177,059
Total financial assets [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks	2,464,648		2,764,884
Transactions in the course of collection	415,505		772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	2,035,540		2,960,706
Debt financial instruments	3,363,624		3,433,745
Others	409,328		257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	3,786,525		3,967,392
Equity Instruments	11,912		6,545
Derivative contracts financial for hedging purposes	49,065		27,077
Rights by resale agreements and securities lending	71,822		54,061
Debt financial instruments	1,431,083		902,355
Loans and advances to Banks	2,519,931	[1]	2,174,792	[2]
Loans to customers, net	37,651,274	[1]	36,726,297	[2]
Total financial assets	54,210,257		54,047,375
Total financial liabilities [Member]
Financial assets at fair value through other comprehensive income
Transactions in the course of payment	356,871		681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	2,196,116		3,101,469
Others	2,305		6,271
Derivative contracts financial for hedging purposes	160,602		223,016
Current accounts and other demand deposits	13,670,793		13,592,155
Saving accounts and time deposits	15,182,471	[3]	13,951,242	[4]
Obligations by repurchase agreements and securities lending	157,173		216,264
Borrowings from financial institutions	5,360,715		5,397,676
Debt financial instruments issued
Letters of credit	1,444		2,377
Bonds	9,358,621		9,265,570
Other financial obligations	339,305		344,030
Lease liabilities	101,480		89,369
Debt financial instruments issued for regulatory capital purposes	1,039,814		1,010,905
Total financial liabilities	47,927,710		47,882,136
Demand [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks	2,464,648		2,764,884
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments
Equity Instruments
Derivative contracts financial for hedging purposes
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks
Loans to customers, net
Total financial assets	2,464,648		2,764,884
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial
Others
Derivative contracts financial for hedging purposes
Current accounts and other demand deposits	13,670,793		13,592,155
Saving accounts and time deposits
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit
Bonds
Other financial obligations
Lease liabilities
Debt financial instruments issued for regulatory capital purposes
Total financial liabilities	13,670,793		13,592,155
Up to 1 month [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection	415,505		772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	57,011		175,620
Debt financial instruments	3,363,624		3,433,745
Others	409,328		257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	180,968		71,345
Equity Instruments
Derivative contracts financial for hedging purposes
Rights by resale agreements and securities lending	61,005		35,549
Debt financial instruments
Loans and advances to Banks	2,216,942	[1]	1,904,367	[2]
Loans to customers, net	5,478,882	[1]	4,972,157	[2]
Total financial assets	12,183,265		11,622,304
Transactions in the course of payment	356,871		681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	56,519		167,924
Others	2,160		4,355
Derivative contracts financial for hedging purposes
Current accounts and other demand deposits
Saving accounts and time deposits	10,209,874	[3]	9,544,041	[4]
Obligations by repurchase agreements and securities lending	157,015		216,212
Borrowings from financial institutions	176,910		289,675
Debt financial instruments issued
Letters of credit	175		338
Bonds	52,443		38,469
Other financial obligations	339,293		343,943
Lease liabilities	2,181		2,618
Debt financial instruments issued for regulatory capital purposes	1,472		1,153
Total financial liabilities	11,354,913		11,290,520
Over 1 month and up to 3 months [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	130,507		243,091
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	721,297		231,925
Equity Instruments
Derivative contracts financial for hedging purposes
Rights by resale agreements and securities lending	10,322		14,324
Debt financial instruments
Loans and advances to Banks	73,506	[1]	63,396	[2]
Loans to customers, net	2,587,416	[1]	2,937,024	[2]
Total financial assets	3,523,048		3,489,760
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	141,764		222,880
Others	126		1,916
Derivative contracts financial for hedging purposes
Current accounts and other demand deposits
Saving accounts and time deposits	3,459,981	[3]	2,962,617	[4]
Obligations by repurchase agreements and securities lending	158		52
Borrowings from financial institutions	65,902		84,391
Debt financial instruments issued
Letters of credit	282		364
Bonds	186,629		173,248
Other financial obligations			11
Lease liabilities	4,314		7,644
Debt financial instruments issued for regulatory capital purposes
Total financial liabilities	3,859,156		3,453,123
Over 3 month and up to 12 months [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	309,218		637,830
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,790,913		2,143,838
Equity Instruments
Derivative contracts financial for hedging purposes	14,321		15,863
Rights by resale agreements and securities lending	495		4,188
Debt financial instruments	507,203
Loans and advances to Banks	229,483	[1]	207,029	[2]
Loans to customers, net	6,993,529	[1]	6,830,834	[2]
Total financial assets	9,845,162		9,839,582
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	319,273		588,342
Others
Derivative contracts financial for hedging purposes			1,462
Current accounts and other demand deposits
Saving accounts and time deposits	1,450,857	[3]	1,324,088	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	5,091,283		675,089
Debt financial instruments issued
Letters of credit	416		528
Bonds	956,608		1,248,410
Other financial obligations	12		54
Lease liabilities	16,655		17,353
Debt financial instruments issued for regulatory capital purposes	113,256		117,262
Total financial liabilities	7,948,360		3,972,588
Subtotal up to 1 year [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks	2,464,648		2,764,884
Transactions in the course of collection	415,505		772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	496,736		1,056,541
Debt financial instruments	3,363,624		3,433,745
Others	409,328		257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	2,693,178		2,447,108
Equity Instruments
Derivative contracts financial for hedging purposes	14,321		15,863
Rights by resale agreements and securities lending	71,822		54,061
Debt financial instruments	507,203
Loans and advances to Banks	2,519,931	[1]	2,174,792	[2]
Loans to customers, net	15,059,827	[1]	14,740,015	[2]
Total financial assets	28,016,123		27,716,530
Transactions in the course of payment	356,871		681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	517,556		979,146
Others	2,286		6,271
Derivative contracts financial for hedging purposes			1,462
Current accounts and other demand deposits	13,670,793		13,592,155
Saving accounts and time deposits	15,120,712	[3]	13,830,746	[4]
Obligations by repurchase agreements and securities lending	157,173		216,264
Borrowings from financial institutions	5,334,095		1,049,155
Debt financial instruments issued
Letters of credit	873		1,230
Bonds	1,195,680		1,460,127
Other financial obligations	339,305		344,008
Lease liabilities	23,150		27,615
Debt financial instruments issued for regulatory capital purposes	114,728		118,415
Total financial liabilities	36,833,222		32,308,386
Over 1 year and up to 3 years [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	560,641		701,848
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	257,310		718,241
Equity Instruments
Derivative contracts financial for hedging purposes	1,530		443
Rights by resale agreements and securities lending
Debt financial instruments	478,818		16,280
Loans and advances to Banks
Loans to customers, net	7,092,458	[1]	7,403,768	[2]
Total financial assets	8,390,757		8,840,580
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	566,762		692,759
Others	19
Derivative contracts financial for hedging purposes	20,505		20,240
Current accounts and other demand deposits
Saving accounts and time deposits	60,622	[3]	113,901	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	26,620		4,348,521
Debt financial instruments issued
Letters of credit	171		744
Bonds	2,138,820		1,895,121
Other financial obligations			22
Lease liabilities	35,619		27,634
Debt financial instruments issued for regulatory capital purposes	18,826		20,157
Total financial liabilities	2,867,964		7,119,099
Over 3 year and up to 5 years [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	314,649		415,817
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	478,175		80,008
Equity Instruments
Derivative contracts financial for hedging purposes	21,062		8,052
Rights by resale agreements and securities lending
Debt financial instruments	128,728		445,624
Loans and advances to Banks
Loans to customers, net	3,965,966	[1]	3,752,730	[2]
Total financial assets	4,908,580		4,702,231
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	431,076		465,828
Others
Derivative contracts financial for hedging purposes	3,189		15,639
Current accounts and other demand deposits
Saving accounts and time deposits	595	[3]	5,940	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit	80		39
Bonds	2,075,249		2,282,248
Other financial obligations
Lease liabilities	27,835		15,009
Debt financial instruments issued for regulatory capital purposes	10,216		12,345
Total financial liabilities	2,548,240		2,797,048
Over 5 years [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	663,514		786,500
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	357,862		722,035
Equity Instruments	11,912		6,545
Derivative contracts financial for hedging purposes	12,152		2,719
Rights by resale agreements and securities lending
Debt financial instruments	316,334		440,451
Loans and advances to Banks
Loans to customers, net	11,533,023	[1]	10,829,784	[2]
Total financial assets	12,894,797		12,788,034
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	680,722		963,736
Others
Derivative contracts financial for hedging purposes	136,908		185,675
Current accounts and other demand deposits
Saving accounts and time deposits	542	[3]	655	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit	320		364
Bonds	3,948,872		3,628,074
Other financial obligations
Lease liabilities	14,876		19,111
Debt financial instruments issued for regulatory capital purposes	896,044		859,988
Total financial liabilities	5,678,284		5,657,603
Subtotal over 1 year [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	1,538,804		1,904,165
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,093,347		1,520,284
Equity Instruments	11,912		6,545
Derivative contracts financial for hedging purposes	34,744		11,214
Rights by resale agreements and securities lending
Debt financial instruments	923,880		902,355
Loans and advances to Banks
Loans to customers, net	22,591,447	[1]	21,986,282	[2]
Total financial assets	26,194,134		26,330,845
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	1,678,560		2,122,323
Others	19
Derivative contracts financial for hedging purposes	160,602		221,554
Current accounts and other demand deposits
Saving accounts and time deposits	61,759	[3]	120,496	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	26,620		4,348,521
Debt financial instruments issued
Letters of credit	571		1,147
Bonds	8,162,941		7,805,443
Other financial obligations			22
Lease liabilities	78,330		61,754
Debt financial instruments issued for regulatory capital purposes	925,086		892,490
Total financial liabilities	$ 11,094,488		$ 15,573,750

[1]	These balances are presented without deduction of their respective provisions, which amount to Ch$710,187 million for loans to customers and Ch$1,341 million for borrowings from financial institutions.
[2]	These balances are presented without deduction of their respective provisions, which amount to Ch$821,609 million for loans to customers and Ch$1,641 million for borrowings from financial institutions.
[3]	Excludes term saving accounts, which amount to Ch$355,725 million.
[4]	Excludes term saving accounts, which amount to Ch$407,745 million.